Borrowings - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unsecured debt
Short-Term Debt [Line Items]
Total line of credit	$ 329,498	$ 272,416
Unused portion of line of credit	$ 13,252	$ 87,173
Loan One | Unsecured debt
Short-Term Debt [Line Items]
Interest rate (in percent)	2.81%
Loan One | Unsecured debt
Short-Term Debt [Line Items]
Short-term debt, weighted average interest rate (as a percent)	3.70%	3.91%